UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W. Plano Parkway, Suite 277

         Plano, TX  75093

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     July 31, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     95

Form13F Information Table Value Total:     $134,920 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      287     2225 SH       SOLE                     2225
Abbott Laboratories         COM                 002824100      232     5300 SH       SOLE                     5300
Agilent Technologies        COM                 00846u101     2085   106627 SH       SOLE                   106627
Altria Group                COM                 718154107      268     5901 SH       SOLE                     5901
Amer Electric Pwr           COM                 025537101      868    29100 SH       SOLE                    29100
American Express            COM                 025816109     4540   108589 SH       SOLE                   108589
Ameristock Mut Fd Inc                                          240     6674 SH       SOLE                     6674
AT&T Wireless               COM                 00209a106      125    15172 SH       SOLE                    15172
Automatic Data Processing   COM                               1457    43044 SH       SOLE                    43044
B I S Y S Group Inc         COM                 055472104      184    10000 SH       SOLE                    10000
Banc One                    COM                 06423A103     1794    48250 SH       SOLE                    48250
Bank of New York Inc        COM                 064057102      316    10980 SH       SOLE                    10980
Berkshire Hathaway Class B  COM                 084670207    26127    10752 SH       SOLE                    10752
Biomet Incorporated         COM                 090613100      232     8084 SH       SOLE                     8084
Boeing                      COM                 097023105     3532   102907 SH       SOLE                   102907
BP PLC ADR                  COM                 055622104      788    18752 SH       SOLE                    18752
Bravo! Foods Intl           COM                 105666101        8    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108     4448   163830 SH       SOLE                   163830
CenterPoint Energy          COM                                205    25174 SH       SOLE                    25174
ChevronTexaco               COM                 166764100     2471    34229 SH       SOLE                    34229
Chico's FAS Inc             COM                 168615102      295    14000 SH       SOLE                    14000
cisco Systems               COM                 17275R102      201    11975 SH       SOLE                    11975
Citigroup Inc               COM                 172967101      545    12734 SH       SOLE                    12734
Coca Cola                   COM                 191219104      954    20545 SH       SOLE                    20545
Conoco Phillips             COM                               1002    18282 SH       SOLE                    18282
Cooper Industries Ltd       COM                 216669101     2901    70231 SH       SOLE                    70231
Dell Inc                    COM                 247025109      207     6500 SH       SOLE                     6500
Dow Chemical                COM                 260543103      498    16080 SH       SOLE                    16080
Duke Capital Pfd 7.375%     PFD                                236     9300 SH       SOLE                     9300
Duke Capital Pfd 8.375%     PFD                                278    10200 SH       SOLE                    10200
Duke Energy Co              COM                 264399106      263    13200 SH       SOLE                    13200
Duke Weeks Rlt Pf 8.25%     PFD                                250     9700 SH       SOLE                     9700
E*Trade Group               COM                 269246104      341    40075 SH       SOLE                    40075
Exxon Mobil Corp            COM                 30231G102     5423   151007 SH       SOLE                   151007
Fedex Corp                  COM                 31428X106     1158    18661 SH       SOLE                    18661
Fidelity Magellan Fd                                           212     2424 SH       SOLE                     2424
First Ind Rlty Pfd 7.9%     PFD                                209     8300 SH       SOLE                     8300
FleetBoston Financial       COM                                259     8725 SH       SOLE                     8725
Gannett                     COM                 364730101     1104    14379 SH       SOLE                    14379
Gateway Inc                 COM                 367626108      369   101200 SH       SOLE                   101200
General Electric            COM                 369604103      747    26043 SH       SOLE                    26043
General Motors              COM                 370442105     2430    67499 SH       SOLE                    67499
Gillette                    COM                 375766102     1418    44500 SH       SOLE                    44500
H & R Block Inc             COM                 093671105     4324    99978 SH       SOLE                    99978
Halliburton                 COM                 406216101      254    11050 SH       SOLE                    11050
Hercules Tr I Pfd 9.42%     PFD                                524    21950 SH       SOLE                    21950
Hewlett-Packard             COM                 428236103     4283   201085 SH       SOLE                   201085
Home Depot Inc              COM                 437076102     8825   266443 SH       SOLE                   266443
Honeywell Intl Inc          COM                 438516106      432    16098 SH       SOLE                    16098
Hubbell Inc Cl B            COM                 443510201      691    20880 SH       SOLE                    20880
Int'l Business Machines     COM                 459200101      791     9586 SH       SOLE                     9586
Int'l Flavors & Frag        COM                 459506101      650    20350 SH       SOLE                    20350
Int'l Paper Pfd 7.875%      PFD                                218     8600 SH       SOLE                     8600
Invesco Strat Gold Port                                         60    21931 SH       SOLE                2    1931
Johnson & Johnson           COM                 478160104     1257    24306 SH       SOLE                    24306
Kimberly-Clark Corp         COM                 494368103      275     5275 SH       SOLE                     5275
Lilly Eli & Company         COM                 532457108      553     8016 SH       SOLE                     8016
Lowe's Companies            COM                 548661107     1394    32455 SH       SOLE                    32455
Lucent Technologies         COM                 549463107       22    11021 SH       SOLE                    11021
MBNA Corp                   COM                 55262L100      554    26574 SH       SOLE                    26574
McDermott Int'l             COM                                 95    15000 SH       SOLE                    15000
McDonalds Corp              COM                 580135101     2783   126134 SH       SOLE                   126134
Mellon Financial            COM                 58551A108      820    29556 SH       SOLE                    29556
Merck & Co                  COM                 589331107     1289    21280 SH       SOLE                    21280
Microsoft                   COM                 594918104      236     9200 SH       SOLE                     9200
Migratec Inc                COM                                  2    50000 SH       SOLE                    50000
Moody's Corporation         COM                 615369105     1181    22409 SH       SOLE                    22409
Motorola                    COM                 620076109     2386   253075 SH       SOLE                   253075
New Plan Excel Realty       COM                 648053106      246    11500 SH       SOLE                    11500
Northern Border Partners LP COM                                273     6550 SH       SOLE                     6550
Pepsico                     COM                 713448108     1545    34711 SH       SOLE                    34711
Performance Technologies    COM                                245    33525 SH       SOLE                    33525
Pfizer Incorporated         COM                 717081103      674    19750 SH       SOLE                    19750
PNC Financial Services      COM                 693475105     1884    38600 SH       SOLE                    38600
Rowan Companies             COM                 779382100      297    13250 SH       SOLE                    13250
Royce Total Return Fd                                          126    13663 SH       SOLE                1    3663
Russell 2000 i Shares                                         1800    20249 SH       SOLE                    20249
Schering Plough Corp        COM                 806605101     5022   270015 SH       SOLE                   270015
Sealed Air $2.00 Cv Pfd                                       1723    33814 SH       SOLE                    33814
Sealed Air Corp             COM                 81211K100      300     6300 SH       SOLE                     6300
Sprint Corp (FON Group)     COM                 852061100      345    23940 SH       SOLE                    23940
Tellabs Inc                 COM                 879664100     1090   166180 SH       SOLE                   166180
Texas Instruments           COM                 882508104      209    11851 SH       SOLE                    11851
Thomas & Betts              COM                 884315102     2296   158889 SH       SOLE                   158889
TXU Corp                    COM                 873168108     2123    94545 SH       SOLE                    94545
U S Bancorp                 COM                 902973304     2566   104715 SH       SOLE                   104715
United Technologies         COM                 913017109      467     6600 SH       SOLE                     6600
USG Corp                    COM                 903293405     2793   147000 SH       SOLE                   147000
Wachovia Corp               COM                 929771103     2389    59789 SH       SOLE                    59789
Wachovia DEPs               PFD                                  0    31500 SH       SOLE                    31500
Washington Mutual Inc       COM                                224     5425 SH       SOLE                     5425
Weingarten Realty           COM                 948741103      264     6300 SH       SOLE                     6300
Wireless Webconnect         COM                                  0    15000 SH       SOLE                    15000
Worldcom Inc-Worldcom Grp   COM                                  1    18701 SH       SOLE                    18701
YUM! Brands                 COM                 895953107      612    20720 SH       SOLE                    20720